Cover	May 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
amendment	to adjust the information regarding its independent registered accounting firm
DocumentPeriodEndDate	May 13, 2024
File Number	333-256118
Registrant Name	GO GO BUYERS, INC.
Entity Central Index Key	0001842563
TaxIdentificationNumber	36-4919249
IncorporationState	NV
AddressLine1	5348 Vegas Drive
AddressCity	Las Vegas
AddressState	NV
AddressPostalZipCode	89108
CityAreaCode	(530)
LocalPhoneNumber	539-4950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	true
extended transition period	false